NYSE Regulation

11005488

Received SEC

FEB 23 2011

Washington, DC 20549

Craig A. Gray
Manager, Listing Compliance
Corporate Compliance

100 S. Wacker Drive, Suite 1800
Chicago, IL 60606
T +1 312 442 7832
cgray@nyx.com

February 23, 2011

CGGARCA
001-34765

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: Teucrium Commodity Trust

| | |
|---|---|
| Issuer CIK: | 0001471824 |
| SEC File Number: | 001-34765 |
| Form Type: | 8-A12B |
| Filing Date: | 2/22/2011 |

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on February 10, 2011) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

**Common units of the Teucrium WTI Crude Oil Fund, a series of Teucrium Commodity Trust**

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Craig Gray
Manager, Listing Compliance